CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES - Financial assets (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Financial assets	$ 259,515,428	$ 245,105,338
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	11,996,398	9,754,120
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	224,581,946	215,324,860
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	21,608,992	18,935,757
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial assets	1,328,092	1,090,601
Investment securities
Disclosure of financial assets [line items]
Financial assets	26,000,311	23,030,159
Investment securities | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	26,001,048	23,030,230
Trade receivables / other accounts receivable
Disclosure of financial assets [line items]
Financial assets	11,702,301	9,300,643
Trade receivables / other accounts receivable | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	11,988,764	9,557,534
Trade receivables / other accounts receivable | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	2,706,030	2,488,414
Trade receivables / other accounts receivable | Financial assets at amortised cost, category [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	9,282,734	7,069,120
Loan portfolio | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	182,128,114	176,881,841	$ 166,372,717
Loan portfolio | Financial assets at amortised cost, category [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	182,128,114	176,881,841
Investment securities at amortized cost | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	3,053,862	2,972,616
Other accounts receivable at amortized cost | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	9,282,734	7,069,120
Other accounts receivable at amortized cost | Financial assets at amortised cost, category [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	9,282,734	7,069,120
Trading securities
Disclosure of financial assets [line items]
Financial assets	9,113,668	7,204,312
Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	9,113,668	7,204,312
Investment securities at fair value
Disclosure of financial assets [line items]
Financial assets	22,947,186	20,057,614
Other accounts receivable FVTPL | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	2,706,030	2,488,414
Other accounts receivable FVTPL | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	2,706,030	2,488,414
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	30,117,236	28,401,283
Cash and cash equivalents | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	30,117,236	28,401,283
Debt securities | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	29,346,069	25,702,607
Debt securities | Investment securities | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial assets [line items]
Financial assets	10,102	31,256
Debt securities | Investment securities | Financial assets at amortised cost, category [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	3,053,862	2,972,616
Debt securities | Investment securities | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	21,608,992	18,935,757
Debt securities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	3,053,862	2,972,616
Debt securities | Trading securities
Disclosure of financial assets [line items]
Financial assets	4,673,113	3,762,978
Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	4,673,113	3,762,978
Debt securities | Investment securities at fair value | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial assets [line items]
Financial assets	10,102	31,256
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	21,608,992	18,935,757
Trading equity securities | Trading securities
Disclosure of financial assets [line items]
Financial assets	3,523,121	2,672,648
Trading equity securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	3,523,121	2,672,648
Equity investments | Investment securities | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial assets	1,328,092	1,090,601
Equity investments | Investment securities at fair value | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial assets	1,328,092	1,090,601
Derivatives
Disclosure of financial assets [line items]
Financial assets	1,084,032	798,824
Derivatives | Trading securities
Disclosure of financial assets [line items]
Financial assets	917,434	768,686
Derivatives | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	917,434	768,686
Derivatives | Hedging instruments [member]
Disclosure of financial assets [line items]
Financial assets	166,598	30,138
Derivatives | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial assets [line items]
Financial assets	$ 166,598	$ 30,138